OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [text block] [Abstract]
Disclosure Of Other Liabilities
	2018 £m	2017 £m
Settlement balances	485	501
Unitholders’ interest in Open Ended Investment Companies	12,933	14,480
Unallocated surplus within insurance businesses	382	390
Other creditors and accruals	5,833	5,359
Total other liabilities	19,633	20,730